FTI FUNDS
FTI LARGE CAPITALIZATION GROWTH FUND
FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND
FTI INTERNATIONAL EQUITY FUND
FTI SMALL CAPITALIZATION EQUITY FUND
FTI EUROPEAN SMALLER COMPANIES FUND
FTI BOND FUND
FTI MUNICIPAL BOND FUND

SUPPLEMENT TO COMBINED SAI DATED MARCH 31, 2001
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In April 2001, Fiduciary Trust Company International announced its merger with
Franklin Templeton Investments. Since then, we have been working closely with our colleagues at Franklin Templeton to leverage our considerable resources and strengthen our operations. We are pleased to inform you that effective January 1, 2002, the FTI Funds will implement several changes to its operations. Franklin Templeton has agreed that the changes will not result in an increase in the total operating expenses of the funds through November 30, 2002.

1. Fund Administration- Fund administration, including certain legal and portfolio accounting services, will now be handled by Franklin Templeton Services, LLC, which is located at One Franklin Parkway, San Mateo, CA. For its services, the administrator receives a fee equal to 0.20% of the average daily net assets of the Funds.

2. Custodian - The securities and cash of the Funds, previously handled by Fiduciary Trust Company International, will now be handled by JP Morgan Chase & Co. [Address]. For its services, the custodian receives a fee from each Fund based upon the amount and type of securities held by the Fund, plus out of pocket expenses.

3. Transfer Agent - Franklin Templeton Investor Services, LLC, which is located at One Franklin Parkway, San Mateo, CA, will maintain all necessary shareholder records. The Funds pay the transfer agent a fee based on the type and number of accounts held by shareholders, plus out of pocket expenses.

Also, please note the following changes to the Trust's Officers and Trustees:

1.    Delete the following:

      Joseph A. Cajigal - Trustee
      Peter J. Germain - President and Treasurer
      Jeffery W. Sterling - Vice President and Assistant Treasurer George M. Polatas - Vice President
      Gail C. Jones - Secretary

2.    Add the following:

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Name               Position with Trust         Principal Occupations for
                                               Past Five Years
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Gregory E. Johnson President                   President, Member - Office of
                                               the President, Franklin
                                               Resources, Inc.; Chairman of
                                               the Board and Director,
                                               Franklin Templeton
                                               Distributors, Inc.;
                                               President, Franklin Agency,
                                               Inc.; Vice President,
                                               Franklin Advisers, Inc.; and
                                               officer and/or director of
                                               some of the other
                                               subsidiaries of Franklin
                                               Resources, Inc.
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Martin L. Flanagan Vice President and Chief    President, Member - Office of
                   Financial Officer           the President, Chief
                                               Financial Officer and Chief
                                               Operating Officer, Franklin
                                               Resources, Inc.; Senior Vice
                                               President and Chief Financial
                                               Officer, Franklin Mutual
                                               Advisers, LLC; Executive Vice
                                               President, Chief Financial
                                               Officer and Director, Templeton
                                               Worldwide, Inc.; Executive Vice
                                               President and Chief Operating
                                               Officer, Templeton Investment
                                               Counsel, LLC; Executive Vice
                                               President and Director, Franklin
                                               Advisers, Inc.; Executive Vice
                                               President, Franklin Investment
                                               Advisory Services, Inc. and
                                               Franklin Templeton Investor
                                               Services, LLC; Chief Financial
                                               Officer, Franklin Advisory
                                               Services, LLC; Chairman, Franklin
                                               Templeton Services, LLC; officer
                                               and/or director of some of the
                                               other subsidiaries of Franklin
                                               Resources, Inc.; and officer
                                               and/or director or trustee, as
                                               the case may be, of 51 of the
                                               investment companies in Franklin
                                               Templeton Investments.
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Charles E. Johnson Vice President              President, Member - Office of
                                               the President and Director,
                                               Franklin Resources, Inc.;
                                               Senior Vice President,
                                               Franklin Templeton
                                               Distributors, Inc.; President
                                               and Director, Templeton
                                               Worldwide, Inc. and Franklin
                                               Advisers, Inc.; Chairman of
                                               the Board, President and
                                               Director, Franklin Investment
                                               Advisory Services, Inc.;
                                               officer and/or director of
                                               some of the other
                                               subsidiaries of Franklin
                                               Resources, Inc.; and officer
                                               and/or director or trustee,
                                               as the case may be, of 33 of
                                               the investment companies in
                                               Franklin Templeton
                                               Investments.
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Murray L. Simpson  Vice President and          Executive Vice President and
                   Secretary                   General Counsel, Franklin
                                               Resources, Inc.; officer
                                               and/or director of some of
                                               the subsidiaries of Franklin
                                               Resources, Inc.; officer of
                                               52 of the investment
                                               companies in Franklin
                                               Templeton Investments; and
                                               formerly, Chief Executive
                                               Officer and Managing
                                               Director, Templeton Franklin
                                               Investment Services (Asia)
                                               Limited (until 2000) and
                                               Director, Templeton Asset
                                               Management Ltd. (until 1999).
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Barbara J. Green   Vice President and          Vice President and Deputy
                   Assistant Secretary         General Counsel, Franklin
                                               Resources, Inc.; Senior Vice
                                               President, Templeton
                                               Worldwide, Inc.; officer of
                                               52 of the investment
                                               companies in Franklin
                                               Templeton Investments; and
                                               formerly, Deputy Director,
                                               Division of Investment
                                               Management, Executive
                                               Assistant and Senior Advisor
                                               to the Chairman, Counselor to
                                               the Commission (1986-1995),
                                               Attorney, Rogers & Wells
                                               (until 1986), and Judicial
                                               Clerk, U.S. District Court
                                               (District of Massachusetts)
                                               (until 1979).
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David P. Goss      Vice President and          Associate General Counsel,
                   Assistant Secretary         Franklin Templeton
                                               Investments; President, Chief
                                               Executive Officer and Director,
                                               Property Resources, Inc. and
                                               Franklin Properties, Inc.;
                                               officer and director of some of
                                               the other subsidiaries of
                                               Franklin Resources, Inc.; officer
                                               of 52 of the investment companies
                                               in Franklin Templeton
                                               Investments; and formerly,
                                               President, Chief Executive
                                               Officer and Director, Franklin
                                               Real Estate Income Fund and
                                               Franklin Advantage Real Estate
                                               Income Fund (until 1996),
                                               Property Resources Equity Trust
                                               (until 1999) and Franklin Select
                                               Realty Trust (until 2000).
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Steven J. Gray     Vice President and          Associate General Counsel,
                   Assistant Secretary         Franklin Templeton
                                               Investments; officer of 43 of
                                               the investment companies in
                                               Franklin Templeton
                                               Investments; and formerly,
                                               Vice President and Chief
                                               Legal Counsel, Atlas
                                               Advisers, Inc. (1992 to 2000).
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Richard L.         Assistant Vice President    Director of Restructuring and
Kuersteiner                                    Associate General Counsel,
                                               Franklin Resources, Inc.; officer
                                               of 52 of the investment companies
                                               in Franklin Templeton
                                               Investments. Formerly, NASA
                                               attorney, member of the Navy
                                               Office of the General Counsel,
                                               Navy Judge Advocate, Special
                                               Assistant United States Attorney
                                               for the Northern and Southern
                                               Districts of California,
                                               Assistant Florida Attorney
                                               General, and law clerk for the
                                               Chief Judge, United States
                                               District Court for the Northern
                                               District of Florida.
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Kimberley H.       Treasurer and Principal     Senior Vice President,
Monasterio         Accounting Officer          Franklin Templeton Services,
                                               LLC; and officer of 33 of the
                                               investment companies in Franklin
                                               Templeton Investments.
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December 31, 2001

Cusip 302927702 LCGF Cusip 302927801 LCGIF Cusip 302927207 IEF Cusip 302927108
SCEF Cusip 302927884 ESCF Cusip 302927603 BF Cusip 302927504 MBF 26977 (12/01)